Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued expenses and other current liabilities [Abstract]
Accrued expenses and other current liabilities
	December 31,
	2011	2012

Payroll related payable	5,481	13,446
Amount due to employees (i)	4,605	29
Accrued marketing promotion expenses	1,658	6,102
Accrued bandwidth	1,378	9,052
Accrued professional service fee	1,346	3,145
Payable for purchasing land use rights and plant, property
and equipment and intangible assets	915	125,760
Accrued agent rebates and profit sharing cost	844	1,723
Accrued license and technical service fee	750	369
Consideration payable for investments
and acquisitions	498	414
Other tax payable	233	2,616
Deposits from E-commerce customers	1,083	1,376
Other current liabilities	1,011	4,514
Total	$19,802	$168,546

(i)	Amount represents cash received by the Group from the trading institution for selling ordinary shares on behalf of the employees, which will be paid to the employee subsequently.